Summary of Significant Accounting Policies (Cash, Short-term Investments and Receivables) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Short-term Investments	$ 43	$ 222
Investment Interest Rate	2.00%	1.40%